Critical accounting judgments and key sources of estimation uncertainty: (Details) - MXN ($) $ in Thousands		12 Months Ended
	May 15, 2008	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Original concession period for operating rights	25 years	50 years
Total expected revenues from Airplan		$ 15,380,997	$ 13,081,476
Investment property | Discount rate
Disclosure of changes in accounting estimates [line items]
Percentage decrease in unobservable input		1.00%
Percentage increase in unobservable input		1.00%
Fair value measurement due to reasonably possible decrease in unobservable input		$ 781,638
Fair value measurement due to reasonably possible increase in unobservable input		$ 646,182
Airplan
Disclosure of changes in accounting estimates [line items]
Original concession period for operating rights	15 years	25 years
Minimum | Airplan
Disclosure of changes in accounting estimates [line items]
Original concession period for operating rights		15 years